Accounts Receivable, Net of Allowance for Expected Credit Losses - Summary Of Accounts Receivable Past Due (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Carrying amount	$ 28,575	$ 12,418
Allowance for expected credit losses	(275)	$ (227)	$ (73)
Less than 30 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	16,337	$ 7,867
Allowance for expected credit losses		$ 0
30 to 60 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	1,674	$ 2,512
Allowance for expected credit losses		$ 0
61 to 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate		0.00%
Carrying amount	$ 710	$ 562
Allowance for expected credit losses		$ 0
Greater than 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Expected credit loss rate	2.80%	15.40%
Carrying amount	$ 9,854	$ 1,477
Allowance for expected credit losses	$ (275)	$ (227)